RESEARCH AND DEVELOPMENT EXPENSES, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		$ 483,953	$ 374,023	$ 336,474
Less: Grants from the OCS and others		(166,046)	0	0
Research and Development Expense		317,907	374,023	336,474
Salaries And Related Expenses [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		136,578	166,849	215,315
Stock-based Compensation [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		48,056	0	0
Professional Fees [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		56,377	53,750	75,566
Laboratory And Materials [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		124,748	50,858	18,828
Patent Expenses [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		24,956	51,846	24,292
Royalties [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross	[1]	50,000	35,000	0
Depreciation [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		20,526	11,369	434
Travel expenses [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		19,419	0	2,039
Insurance And Other Expenses [Member]
Research and Development Arrangement, Contract to Perform for Others, Costs Incurred, Gross		$ 3,293	$ 4,351	$ 0

[1]	liability for minimum royalties - see Note 9B.